Nature of Operations	12 Months Ended
Dec. 31, 2024
Nature Of Operations And Going Concern [Abstract]
Nature of Operations
Note 1 - Nature of Operations
EMX Royalty Corporation (the "Company" or "EMX"), together with its subsidiaries is in the business of acquisition and management of royalties, strategic investments, and organically generating royalties derived from a portfolio of mineral property interests. The Company's royalty and exploration portfolio mainly consists of properties in North America, Türkiye, Europe, Australia, and Latin America. The Company's common shares are listed on the TSX Venture Exchange ("TSX-V"), and the NYSE American under the symbol of "EMX", and also trade on the Frankfurt Stock Exchange under the symbol "6E9". The Company's head office is located at 501 - 543 Granville Street, Vancouver, British Columbia, Canada V6C 1X8.
These consolidated financial statements have been prepared using IFRS Accounting Standards ("IFRS") applicable to a going concern, which assumes that the Company will be able to realize its assets, discharge its liabilities and continue in operation for the following twelve months.
These consolidated financial statements of the Company are presented in United States Dollars ("USD" or "US$"), unless otherwise noted, which is the functional currency of the parent company and its subsidiaries.